Note 16 - Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2017	2016
V.A.T. credits	76,714	61,552
Prepaid taxes	55,620	79,434
	132,334	140,986

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2017	2016
Income tax liabilities	35,210	55,841
V.A.T. liabilities	14,313	11,065
Other taxes	52,882	34,291
	102,405	101,197